SHAREHOLDERS' EQUITY - Distribution of results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Distribution of results	R$ 14,084,848	R$ 23,381,617
Reserve balances	35,402,942	24,226,294
Realization of deemed cost, net of taxes
SHAREHOLDERS' EQUITY
Distribution of results	(100,705)	(133,009)
Tax incentive reserve
SHAREHOLDERS' EQUITY
Distribution of results	118,959	66,871
Reserve balances	R$ 998,237	879,278
Legal Reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	20.00%
Distribution of results	R$ 443,010	1,169,080
Reserve balances	R$ 1,847,109	1,404,099
Capital increase reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	80.00%
Distribution of results	R$ 10,911,226	17,937,885
Reserve balances	R$ 15,670,952	19,732,050
Special statutory reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	20.00%
Distribution of results	R$ 1,212,358	1,993,098
Reserve balances	1,887,576	2,192,442
Investment reserve [Member]
SHAREHOLDERS' EQUITY
Reserve balances	14,972,324
Capital reserves
SHAREHOLDERS' EQUITY
Reserve balances	26,744	18,425
Unclaimed dividend forfeited
SHAREHOLDERS' EQUITY
Distribution of results		(2,308)
Reserve for the distribution of dividends
SHAREHOLDERS' EQUITY
Distribution of results		2,256,367
Reserve balances
Proposed additional dividend
SHAREHOLDERS' EQUITY
Distribution of results		93,633
Proposed minimum mandatory dividends
SHAREHOLDERS' EQUITY
Distribution of results	R$ 1,500,000